united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23461

New Age Alpha Trust

(Exact name of registrant as specified in charter)

555 Theodore Fremd Ave, Suite A-101, Rye, New York 10580

(Address of principal executive offices) (Zip code)

Cogency Global, Inc.

850 New Burton Road, Suite 201, Dover, Delaware, 19904

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-922-2699

Date of fiscal year end: 11/30

Date of reporting period: 5/31/21

Item 1. Reports to Stockholders.

(a)

AVDR US LargeCap ESG ETF

AVDR US LargeCap Leading ETF

Semi-Annual Report

May 31, 2021

1-888-559-7146

www.newagealphaetfs.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholder,

This Semi-Annual Report for New Age Alpha covers the period from December 29, 2020, the launch date of our funds, through May 31, 2021 for our funds AVDR US LargeCap Leading ETF (“AVDR”) and AVDR US LargeCap ESG ETF (“AVDG”).

After launching our two exchange-traded funds to close out 2020, it has been an exciting time at New Age Alpha. Both of these funds outperformed their respective benchmarks: since inception on a net basis as of 5/31/21, AVDR had outperformed the S&P 500® Index by 272 basis points and AVDG had outperformed the S&P 500® ESG Index by 145 basis points. We could not be happier for our investors. This was accomplished in the middle of the pandemic, as we all know, and we believe the respective portfolios’ successes, so soon out of the gate, serve as a strong affirmation of our investment thesis.

The since inception returns for the period December 29, 2020 to May 31, 2021 for the AVDR US LargeCap Leading ETF and the S&P 500® Index were 16.24% and 13.52%, respectively. The since inception returns for the period December 29, 2020 to May 31, 2021 for the AVDR US LargeCap ESG ETF and the S&P 500® ESG Index were 14.76% and 13.31%, respectively.

The pandemic has impacted all facets of life. But, with specific regard to our portfolios, our methodology behaved exactly as it was designed. As a comparatively new asset management company that was built upon a front-to-back digital foundation, our operational connectivity and productivity were largely unchanged throughout the coronavirus pandemic. While we opened our office on a limited basis in the summer of 2020, we also provided the flexibility and infrastructure needed for our growing multi-state employee base to continue working remotely.

For our clients, we continued to provide the personalization and high-touch customer service they have come to expect from New Age Alpha. In an effort to advance this commitment, we have further bolstered the functionality of our digital tool offering as well as portfolio specialist team and will continue to invest in those areas to stay ahead of future client needs.

We believe global financial markets have drastically changed due to the influx of retail trading volume which largely stemmed from the coronavirus lockdowns and increased federal stimulus. According to our research, this influx has exacerbated a portfolio mispricing risk and critical to investment success will be understanding, identifying and avoiding this risk in a portfolio.

New Age Alpha is ushering in a new age of asset management by applying an actuarial-based approach to investment portfolios. Using principles modelled on those used by the insurance industry, we build portfolio solutions, indexes, and tools that aim to identify and avoid a mispricing risk caused by investor behavior. Embedding well-established principles of probability theory in our investment methodology, we construct solutions that aim to avoid overpriced stocks in a portfolio — losers. We combine the alpha potential of active management with the advantages of rules-based investing to build differentiated equity, fixed income and ESG-themed portfolios that may drive long-term outperformance.

Please find additional information about your investment(s) on the following pages. You’ll also find that our website www.newagealphaetfs.com is a great resource.

We look forward to continuing our partnership with you and helping your portfolio avoid the losers by seeing risk differently.

The New Age Alpha U.S. Large-Cap Leading 50 Index SM is part of the index family offered by New Age Alpha, LLC. The New Age Alpha U.S. Large-Cap Leading 50 Index SM consists of 50 U.S. stocks in the S&P 500® as ranked by the combination of Human Factor score (“HF”), and other rules-based criteria as defined by the index methodology.

The New Age Alpha U.S. Large-Cap ESG Index SM is part of the index family offered by New Age Alpha, LLC. The New Age Alpha U.S. Large-Cap ESG Index SM consists of 50 U.S. stocks in the Refinitiv U.S. Total Return Index as ranked by the combination of ESG score, Human Factor score (“HF”), and other rules-based criteria as defined by the Index methodology.

The S&P 500® Index is a market-capitalization-weighted index of 500 of the largest publicly traded companies in the U.S. It is not an exact list of the top 500 U.S. companies by market capitalization, because there are other criteria to be included in the index. The index is widely regarded as the best gauge of large-cap U.S. equities. A total return index represents the total return earned in a portfolio that tracks the underlying price index and reinvests dividend income in the overall index, not in the specific stock paying the dividend.

The S&P 500® ESG Index is a broad-based, market-cap-weighted index that is designed to measure the performance of securities meeting sustainability criteria, while maintaining similar overall industry group weights as the S&P 500®. In a total return index, changes in the index level reflect both movements in stock prices and the reinvestment of dividend income. A total return index represents the total return earned in a portfolio that tracks the underlying price index and reinvests dividend income in the overall index, not in the specific stock paying the dividend.

2366-NLD-7/2/2021 |

CC: NAA10242 | SKU: 10114

AVDR US LargeCap ESG ETF

Portfolio Review (Unaudited)

May 31, 2021

The Fund’s Investment objective is to provide investment results that, before fees and expenses correspond generally to the performance of the New Age Alpha U.S. Large-Cap ESG Index SM.

Average Annual Total Return through May 31, 2021*, as compared to its benchmarks:

Since
Inception****
AVDR US LargeCap ESG ETF (NAV)	14.76%
AVDR US LargeCap ESG ETF (Market Price)	14.80%
S&P 500® ESG Index **	13.31%
New Age Alpha U.S. Large-Cap ESG Index SM ***	15.38%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The Fund’s advisor has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses (if any)) do not exceed 0.60% of the average daily net assets of the Fund through December 31, 2022 (the “Expense Limitation”). The Expense Limitation is expected to continue from year to year thereafter. The Fund’s total gross operating expenses, per the most recent prospectus is 0.90% and the net operating expense is 0.60%.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	The S&P® 500 ESG Index is a broad based, market-cap-weighted index that is designed to measure the performance of securities meeting environmental, good corporate governance, and sustainability criteria, while maintaining similar overall industry group weights as the S&P 500® Index.

***	The New Age Alpha U.S. Large-Cap ESG Index consists of the top 50 stocks (and REITs) in the ESG Selection Universe (comprised of the 600 stocks with the largest free-float market-capitalization with a minimum of $10 million six-month average daily trading value and a minimum stock price of $3.00 in the Refinitiv U.S. Total Return Index) as ranked by using the H-Factor Score, and ESG rating provided by Refinitiv®, and other rules-based criteria as defined by the ESG Index methodology.

****	Inception date is December 29, 2020.

	% of Net		% of Net
Portfolio Composition as of May 31, 2021	Assets	Top Ten Holdings as of May 31, 2021	Assets
Technology	31.8%	Amazon.com, Inc.	12.5%
Consumer Staples	20.0%	Microsoft Corp.	12.4%
Consumer Discretionary	15.6%	Walmart, Inc.	6.8%
Financials	10.9%	NVIDIA Corp.	6.6%
Health Care	8.7%	JPMorgan Chase & Co.	4.0%
Industrials	5.8%	Inter Corp.	3.9%
Materials	2.8%	Cisco Systems, Inc.	3.7%
Real Estate	2.8%	PepsiCo., Inc.	3.5%
Energy	0.7%	AbbVie, Inc.	3.4%
Utilities	0.7%	Citigroup, Inc.	2.8%
Other assets in excess of liabilities	0.2%
	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

AVDR US LargeCap Leading ETF

Portfolio Review (Unaudited)

May 31, 2021

The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the performance of the New Age Alpha U.S. Large-Cap Leading 50 Index SM.

Average Annual Total Return through May 31, 2021*, as compared to its benchmarks:

Since
Inception****
AVDR US LargeCap Leading ETF (NAV)	16.24%
AVDR US LargeCap Leading ETF (Market Price)	16.24%
S&P® 500 Index **	13.52%
New Age Alpha U.S Large-Cap Leading 50 Index SM ***	16.52%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s investment objectives, risks, charges, and expenses must be considered carefully before investing. The Fund’s advisor has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses (if any)) do not exceed 0.60% of the average daily net assets of the Fund through December 31, 2022 (the “Expense Limitation”). The Expense Limitation is expected to continue from year to year thereafter. The Fund’s total gross operating expenses, per the most recent prospectus is 0.90% and the net operating expense is 0.60%.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	The S&P® 500 Index, is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

***	The New Age Alpha U.S. Large-Cap Leading 50 Index SM consists of the top 50 U.S. stocks in the S&P 500® Index as ranked by using the H-Factor Score and other rules-based criteria as defined by the Large-Cap Index methodology.

****	Inception date is December 29, 2020.

	% of Net		% of Net
Portfolio Composition as of May 31, 2021	Assets	Top Ten Holdings as of May 31, 2021	Assets
Technology	25.4%	Centene Corp.	2.8%
Financials	11.7%	Chubb Ltd.	2.6%
Health Care	11.5%	Fox Co.	2.6%
Consumer Discretionary	10.9%	Freeport-McMoRan, Inc.	2.6%
Consumer Staples	10.4%	JPMorgan Chase & Co.	2.6%
Communications	9.0%	Kinder Morgan, Inc.	2.6%
Industrials	7.9%	Kroger Co.	2.6%
Materials	4.4%	Lockheed Martin Corp.	2.6%
Real Estate	3.0%	Oracle Corp.	2.6%
Utilities	3.0%	Universal Health Services, Inc.	2.6%
Other assets in excess of liabilities	2.8%
	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

AVDR US LARGECAP ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8%
	Consumer Discretionary - 15.6%
60	Amazon.com, Inc.(a)	$193,384
291	Carnival Corporation (a)	8,602
99	Gap, Inc.	3,312
189	Lowe’s Companies, Inc.	36,823
		242,121

	Consumer Staples - 20.0%
488	Altria Group, Inc.	24,019
148	Archer-Daniels-Midland Company	9,846
80	Campbell Soup Company	3,894
223	Colgate-Palmolive Company	18,683
89	Kellogg Company	5,829
199	Kroger Company	7,359
362	PepsiCo, Inc.	53,554
410	Philip Morris International, Inc.	39,536
131	Target Corporation	29,727
227	Walgreens Boots Alliance, Inc.	11,954
741	Walmart, Inc.	105,244
		309,645

	Energy - 0.7%
596	Kinder Morgan, Inc.	10,931

	Financials - 10.9%
119	Capital One Financial Corporation	19,133
544	Citigroup, Inc.	42,818
89	Goldman Sachs Group, Inc.	33,110
270	Huntington Bancshares, Inc.	4,282
378	JPMorgan Chase & Company	62,083
92	State Street Corporation	8,002
		169,428

	Health Care - 8.7%
464	AbbVie, Inc.	52,525
80	Agilent Technologies, Inc.	11,050
64	Anthem, Inc.	25,486
346	CVS Health Corporation	29,908

See accompanying notes to financial statements.

AVDR US LARGECAP ESG ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	Health Care - 8.7% (Continued)
34	Humana, Inc.	$14,882
		133,851

	Industrials - 5.8%
153	3M Company	31,065
73	Lockheed Martin Corporation	27,901
42	Northrop Grumman Corporation	15,367
111	Waste Management, Inc.	15,615
		89,948

	Materials - 2.8%
385	Freeport-McMoRan, Inc.	16,447
66	International Flavors & Fragrances, Inc.	9,350
210	Newmont Corporation	15,431
27	Owens Corning	2,880
		44,108

	Real Estate - 2.8%
89	CBRE Group, Inc.(a)	7,812
142	Healthpeak Properties, Inc.	4,740
13	Jones Lang LaSalle, Inc. (a)	2,629
194	Prologis, Inc.	22,861
99	Ventas, Inc.	5,490
		43,532

	Technology - 31.8%
57	Autodesk, Inc.(a)	16,294
111	Automatic Data Processing, Inc.	21,758
1,092	Cisco Systems, Inc.	57,767
328	HP, Inc.	9,587
1,046	Intel Corporation	59,748
771	Microsoft Corporation	192,502
44	Motorola Solutions, Inc.	9,034
157	NVIDIA Corporation	102,015
63	S&P Global, Inc.	23,907
		492,612

See accompanying notes to financial statements.

AVDR US LARGECAP ESG ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	Utilities - 0.7%
142	Xcel Energy, Inc.	$10,065

	TOTAL COMMON STOCKS (Cost $1,462,084)	1,546,241

	TOTAL INVESTMENTS - 99.8% (Cost $1,462,084)	$1,546,241
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	2,797
	NET ASSETS - 100.0%	$1,549,038

(a)	Non-income producing security.

See accompanying notes to financial statements.

AVDR US LARGECAP LEADING ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8%
	Communications - 9.0%
33	Alphabet, Inc.(a)	$79,581
225	Facebook, Inc.(a)	73,964
3,572	Fox Corporation	133,414
2,201	ViacomCBS, Inc.,	93,366
449	Walt Disney Company (a)	80,214
		460,539

	Consumer Discretionary - 10.9%
657	Advance Auto Parts, Inc.	124,653
36	Amazon.com, Inc.(a)	116,031
674	Copart, Inc.(a)	86,953
550	Darden Restaurants, Inc.	78,777
542	NIKE, Inc.	73,961
15	NVR, Inc.(a)	73,308
		553,683

	Consumer Staples - 10.4%
202	Costco Wholesale Corporation	76,411
3,620	Kroger Company	133,868
538	Target Corporation	122,083
1,569	Walgreens Boots Alliance, Inc.	82,624
796	Walmart, Inc.	113,056
		528,042

	Energy - 2.6%
7,181	Kinder Morgan, Inc.	131,700

	Financials - 11.7%
779	Chubb Ltd.	132,422
2,054	Fifth Third Bancorp	86,556
339	Goldman Sachs Group, Inc.	126,115
802	JPMorgan Chase & Company	131,720
199	SVB Financial Group(a)	115,995
		592,808

	Health Care - 11.5%
277	Anthem, Inc.	110,307
1,693	Bristol-Myers Squibb Company	111,264

See accompanying notes to financial statements.

AVDR US LARGECAP LEADING ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	Health Care - 11.5% (Continued)
1,913	Centene Corporation(a)	$140,797
1,035	CVS Health Corporation	89,465
843	Universal Health Services, Inc.	134,568
		586,401

	Industrials - 7.9%
256	Cintas Corporation	90,506
221	Deere & Company	79,803
310	FedEx Corporation	97,591
345	Lockheed Martin Corporation	131,859
		399,759

	Materials - 4.4%
3,060	Freeport-McMoRan, Inc.	130,723
510	Vulcan Materials Company	93,493
		224,216

	Real Estate - 3.0%
813	CBRE Group, Inc., Class A(a)	71,365
1,470	Ventas, Inc.	81,511
		152,876

	Technology - 25.4%
717	Apple, Inc.	89,345
407	Autodesk, Inc.(a)	116,345
541	Automatic Data Processing, Inc.	106,047
175	Broadcom, Inc.	82,658
638	CDW Corporation	105,538
296	Gartner, Inc.(a)	68,625
509	Microsoft Corporation	127,087
222	MSCI, Inc.	103,925
153	NVIDIA Corporation	99,416
1,710	Oracle Corporation	134,646
890	Paychex, Inc.	90,015
322	salesforce.com, Inc.(a)	76,668
701	Teradyne, Inc.	92,777
		1,293,092

See accompanying notes to financial statements.

AVDR US LARGECAP LEADING ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	Utilities - 3.0%
453	American Water Works Company, Inc.	$70,224
974	Pinnacle West Capital Corporation	82,381
		152,605

	TOTAL COMMON STOCKS (Cost $4,910,876)	5,075,721

	TOTAL INVESTMENTS - 99.8% (Cost $4,910,876)	$5,075,721
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	8,786
	NET ASSETS - 100.0%	$5,084,507

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.

See accompanying notes to financial statements.

AVDR ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2021

	AVDR US	AVDR US
	LargeCap ESG	LargeCap Leading
	ETF	ETF
ASSETS
Investment securities, at value (Cost $1,462,084 and $4,910,876)	$1,546,241	$5,075,721
Cash	15,554	14,180
Receivable for securities sold	187,909	1,094,520
Receivable for fund shares sold	9,697	2,503
Dividend and interest receivable	2,047	5,266
Receivable due from Adviser	21,203	19,388
Prepaid expenses	7,439	7,439
TOTAL ASSETS	1,790,090	6,219,017

LIABILITIES
Payable for investments purchased	183,951	1,096,688
Payable for fund shares repurchased	21,508	5,461
Administration Fees Payable	16,067	15,345
Compliance Officer Fees Payable	2,617	875
Transfer Agency Fees Payable	5,110	5,655
Accrued expenses and other liabilities	11,799	10,486
TOTAL LIABILITIES	241,052	1,134,510
NET ASSETS	$1,549,038	$5,084,507

Composition of Net Assets:
Paid in capital	$1,352,720	$4,763,382
Accumulated Earnings	196,318	321,125
NET ASSETS	$1,549,038	$5,084,507

Net Asset Value Per Share:
Shares:
Net Assets	$1,549,038	$5,084,507
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	54,000	175,000
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$28.69	$29.05

See accompanying notes to financial statements.

AVDR ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended May 31, 2021 *

	AVDR US	AVDR US
	LargeCap ESG	LargeCap Leading
	ETF	ETF
INVESTMENT INCOME
Dividend Income	$9,208	$12,238
TOTAL INVESTMENT INCOME	9,208	12,238

EXPENSES
Administrative services fees	37,679	37,679
Trustees fees and expenses	16,746	16,746
Legal fees	10,467	10,467
Transfer agent fees	8,960	8,960
Audit fees	7,307	7,307
Compliance officer fees	7,079	7,079
Printing and postage expenses	5,938	5,938
Custodian fees	5,233	5,233
Insurance expense	3,185	3,186
Advisory fees	2,410	4,284
Other expenses	6,074	6,074
TOTAL EXPENSES	111,078	112,953
Less: Fees waived and expenses reimbursed by the Adviser	(107,461)	(106,474)
NET EXPENSES	3,617	6,479

NET INVESTMENT INCOME	5,591	5,759

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from investments	(3,737)	(54,223)
Net realized gain from redemptions in-kind	110,307	204,744
Net change in unrealized appreciation on investments	84,157	164,845
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	190,727	315,366

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$196,318	$321,125

*	The AVDR US LargeCap ESG ETF commenced operations on December 29, 2020 and the AVDR US LargeCap Leading ETF commenced operation on December 29, 2020.

See accompanying notes to financial statements.

AVDR ETFs
STATEMENT OF CHANGES IN NET ASSETS

AVDR US LargeCap
ESG ETF
For the Period Ended
May 31, 2021 *
(Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$5,591
Net realized loss on investments	(3,737)
Net realized gain from redemptions in-kind	110,307
Net change in unrealized appreciation on investments	84,157
Net increase in net assets resulting from operations	196,318

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	2,712,032
Payments for shares redeemed:	(1,359,312)
Net increase from shares of beneficial interest transactions	1,352,720

NET INCREASE IN NET ASSETS	1,549,038

NET ASSETS
Beginning of period	—
End of period	$1,549,038

SHARE ACTIVITY
Shares Sold	104,000
Shares Redeemed	(50,000)
Net increase in shares of beneficial interest outstanding	54,000

*	The AVDR US LargeCap ESG ETF commenced operations on December 29, 2020.

See accompanying notes to financial statements.

AVDR ETFs
STATEMENT OF CHANGES IN NET ASSETS

AVDR US LargeCap
Leading ETF
For the Period Ended
May 31, 2021 *
(Unaudited)
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$5,759
Net realized loss on investments	(54,223)
Net realized gain from redemptions in-kind	204,744
Net change in unrealized appreciation on investments	164,845
Net increase in net assets resulting from operations	321,125

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	6,879,738
Payments for shares redeemed:	(2,116,356)
Net increase from shares of beneficial interest transactions	4,763,382

NET INCREASE IN NET ASSETS	5,084,507

NET ASSETS
Beginning of Period	—
End of Period	$5,084,507

SHARE ACTIVITY
Shares Sold	250,000
Shares Redeemed	(75,000)
Net increase in shares of beneficial interest outstanding	175,000

*	The AVDR US LargeCap Leading ETF commenced operations on December 29, 2020.

See accompanying notes to financial statements.

AVDR US LargeCap ESG ETF
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

For the Period Ended
May 31, 2021 (1)
(Unaudited)
Net asset value, beginning of period	$25.00

Increase from investment operations:
Net investment income (2)	0.10
Net realized and unrealized gain on investments	3.59
Total from investment operations	3.69

Net asset value, end of period	$28.69

Market price, end of period	$28.70

Total return (3)(4)(5)	14.76%

Market price total return (3)(4)(5)	14.80%

Net assets, end of period (000s)	$1,549

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets (6)(7)	18.36%

Ratio of net expenses to average net assets (6)(8)	0.60%

Ratio of net investment income to average net assets (6)(9)	0.92%

Portfolio Turnover Rate (4)(10)	35%

(1)	The AVDR US LargeCap ESG ETF commenced operations on December 29, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent of fee waiver/expense reimbursement.

(4)	Not annualized.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value in financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Annualized for periods less than one full year.

(7)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements by the Adviser.

(8)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Adviser.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(10)	Portfolio turnover rate excludes securities received or delivered from in-kind transaction.

See accompanying notes to financial statements.

AVDR US LargeCap Leading ETF
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

For the Period Ended
May 31, 2021 (1)
(Unaudited)
Net asset value, beginning of period	$25.00

Increase from investment operations:
Net investment income (2)	0.06
Net realized and unrealized gain on investments	3.99
Total from investment operations	4.05

Net asset value, end of period	$29.05

Market price, end of period	$29.06

Total return (3)(4)(5)	16.20%

Market price total return (3)(4)(5)	16.24%

Net assets, at end of period (000s)	$5,085

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets (6)(7)	10.49%

Ratio of net expenses to average net assets (6)(8)	0.60%

Ratio of net investment income to average net assets (6)(9)	0.53%

Portfolio Turnover Rate (4)(10)	55%

(1)	The AVDR US LargeCap Leading ETF commenced operations on December 29, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement.

(4)	Not annualized.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value in financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Annualized for periods less than one full year.

(7)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements by the Adviser.

(8)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Adviser.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the fund invests.

(10)	Portfolio turnover rate excludes securities received or delivered from in-kind transaction.

See accompanying notes to financial statements.

AVDR ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2021

(1)	ORGANIZATION

The AVDR US LargeCap ESG ETF (“LargeCap ESG Fund”) and AVDR US LargeCap Leading ETF (“LargeCap Leading Fund”) (each a “Fund” and collectively, the “Funds”) are each a series of the New Age Alpha Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2018, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The LargeCap ESG Fund commenced operations on December 29, 2020. The LargeCap ESG Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the performance of the New Age Alpha U.S. Large-Cap ESG IndexSM (the “ESG Index”). The LargeCap Leading Fund commenced operations on December 29, 2020. The LargeCap Leading Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the performance of the New Age Alpha U.S. LargeCap Leading 50 IndexSM (the “Large-Cap Index”). The LargeCap ESG Fund, is a non-diversified series of the Trust and the LargeCap Leading Fund is a diversified series of the Trust.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust is an investment company and accordingly the Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – The Trust relies on certain security pricing services to provide current market values for each Fund’s portfolio securities. These security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Debt securities traded on a national securities exchange or in the over the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the Exchange (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined. Options contracts are generally valued at the mean of the bid and asked price as reported on the highest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV (except ETFs which are valued consistent with the pricing process for equity securities). In certain limited circumstances such as when a security’s closing price versus the prior day’s closing price exceeds a defined variance tolerance, or when a security’s closing price is unchanged as compared to the prior day’s closing price, a financial intermediary’s good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security’s market price is readily available.

Fair Valuation Process – In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.

AVDR ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2021

Securities for which market quotations are not readily available are valued at their “fair value” pursuant to the Procedures. Market quotations may not be readily available if: (1) a portfolio security is not traded in a public market or the principal market in which the security trades are closed: (2) trading in a portfolio security is suspended and not resumed prior to the normal market close; (3) a portfolio security is not traded in significant volume for a substantial period; or (4) the value of a portfolio security has been materially affected by events occurring after the close of the market on which the security is principally traded, or (5) the Advisor determines that the quotation or price for a portfolio security provided by an independent pricing source is inaccurate. The securities of smaller companies in which each Fund may invest may be susceptible to fair valuation since these securities may be thinly traded and less liquid that their larger counterparts. Similarly, a Fund’s investments in foreign securities are more likely to require a fair value determination because, among other things, events may occur between the closure of the foreign market and the time that the Fund calculates its NAV that affect the reported market value of these securities. Securities will also be valued at fair value when market quotations are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the Exchange. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AVDR ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2021

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2021 for the Funds assets and liabilities measured at fair value:

AVDR US LargeCap ESG ETF

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,546,241	$—	$—	$1,546,241
Total	$1,546,241	$—	$—	$1,546,241

AVDR US LargeCap Leading ETF

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$5,075,721	$—	$—	$5,075,721
Total	$5,075,721	$—	$—	$5,075,721

The Funds did not hold any Level 2 or 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Federal Income Taxes

The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2021 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Delaware, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses

Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

AVDR ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2021

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Distributions from REITs

Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

(3)	INVESTMENT TRANSACTIONS

For the period ended May 31, 2021, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $55,880 and $462,837, respectively, for the LargeCap ESG Fund and $1,405,909 and $ 1,404,147, respectively, for the LargeCap Leading Fund. For the period ended May 31, 2021, cost of purchases and proceeds from sales for in-kind transactions for the LargeCap ESG Fund and the LargeCap Leading Fund amounted to $2,573,799 and $1,311,328 and $6,867,556 and $2,108,962, respectively.

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

New Age Alpha Advisors, LLC serves as the Funds investment advisor (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a fee computed and accrued daily and paid quarterly, based on the Fund’s average daily net assets and is computed at the annual rate of 0.40% for the LargeCap ESG Fund and 0.40% for the LargeCap Leading Fund. For the period ended May 31, 2021, the Adviser earned advisory fees of $2,410 and $4,284 for the LargeCap ESG Fund and the LargeCap Leading Fund, respectively.

The Advisor has engaged Vident Investment Advisory, LLC to serve as investment sub-adviser (“Sub-Adviser” or “Vident”) to the Funds. The Sub-Adviser, with respect to the portion of the Funds assets allocated to the Sub-Adviser, is responsible for selecting investments and assuring that investments are made in accordance with the Funds investment objective, policies, and restrictions. The adviser compensates the Sub-Adviser for its services from the management fees received from the Funds, which are computed and accrued daily and paid quarterly and do not impact the financial statements of the Funds.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Funds (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Funds business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses (if any)) do not exceed 0.60% of the average daily net assets of the Funds through December 31, 2022 (the “Expense Limitation”). The Expense Limitation is expected to continue from year to year thereafter. During any fiscal year that the Investment Advisory Agreement (the “Advisory Agreement”) between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee

AVDR ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2021

waiver or expense reimbursement first occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board of Trustees (the “Board”) may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with the Adviser. During the period ended May 31, 2021, the LargeCap ESG Fund and the LargeCap Leading Fund waived $2,410 and $4,284, respectively, in advisory fees pursuant to the Expense Limitation Agreement. During the period ended May 31, 2021, the LargeCap ESG Fund and the LargeCap Leading Fund reimbursed $105,051 and $102,190, respectively, in expenses pursuant to the Expense Limitation Agreement.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“Ultimus”) – Ultimus, an affiliate of the Distributor, provides administration and fund accounting services to the Funds. Pursuant to a separate servicing agreement with Ultimus, the Funds pay Ultimus customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of Ultimus and are not paid any fees directly by the Funds for serving in such capacities.

Blu Giant, LLC (“Blu Giant”), Blu Giant, an affiliate of Ultimus and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

(5)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Maximum Additional
Fee for In-Kind and	Variable Charge for
Cash Purchases	Cash Purchases*
$300	2.00%

*	As a percentage of the amount invested.

AVDR ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2021

(6)	PRINCIPAL INVESTMENT RISKS

The Funds investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Funds prospectus and statement of additional information for a more full listing of risks associated with the Funds investments which include, but are not limited to, equity securities risk, index methodology risk, ETF shares trading risk, market risk, new fund risk and REIT risk.

Equity Securities Risk: Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Funds will adversely affect the value of your investment in the Funds. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Funds may lose a substantial part, or even all, of their investment in a company’s stock.

Index Methodology Risk: There is no assurance that an index methodology will successfully identify companies with low H-Factor (underpriced) or high H-Factor (overpriced) Scores or a Fund’s Index will outperform the performance of other indices based on different methodologies. Errors in respect of the quality, accuracy and completeness of the data may occur from time to time and may not be identified and corrected for a period of time. Therefore, gains, losses or costs associated with an Index’s errors will generally be borne by a Fund and its shareholders. For example, during a period where a Fund’s Index contains incorrect constituents, a Fund would have market exposure to such constituents and would be underexposed to an Index’s other constituents. As such, errors may result in a negative or positive performance impact to a Fund and its shareholders. Shareholders should understand that any gains from Index errors will be kept by a Fund and its shareholders and any losses will be borne by a Fund and its shareholders. Where a Fund’s Index is rebalanced and the Fund in turn rebalances its portfolio to bring it in line with its Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by a Fund and its shareholders. Therefore, errors and additional rebalances carried out by the Adviser with respect to a Fund’s Index may increase the costs and market exposure risk of a Fund.

ETF Shares Trading Risks: Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and are bought and sold in the secondary market at market prices. The market prices of Shares are expected to fluctuate, in some cases materially, in response to changes in the Funds NAV, the intraday value of the Funds holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Funds holdings. During such periods, you may incur significant losses if you sell your Shares. The securities held by the Funds may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the corresponding premium or discount to the Shares’ NAV may widen.

Market Risk: Markets can decline in value sharply and unpredictably. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Securities in the Funds portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may

AVDR ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2021

result in market volatility and may have long term effects on the U.S. financial market. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on the U.S. financial market. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Funds investment. Therefore, the Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

New Fund Risk – The Funds are newly formed, which may result in additional risk. There can be no assurance that the Funds will grow to an economically viable size, in which case the Funds may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

REIT Risk – The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.

(7)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statements of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost of investments for federal tax purposes including options purchased and options written is $1,462,084 and $4,910,876, respectively for the LargeCap ESG Fund and the LargeCap Leading Fund and differs from market value by net unrealized appreciation/ depreciation.

	LargeCap ESG Fund	LargeCap Leading Fund
Gross unrealized appreciation	$91,187	$182,185
Gross unrealized depreciation	(7,030)	(17,340)
Net unrealized appreciation	$84,157	$164,845

(9)	SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE PROPOSED INVESTMENT ADVISORY AGREEMENT AND PROPOSED INVESTMENT SUB-ADVISORY AGREEMENT

At the Organizational Meeting (the “Meeting”) of the Board of Trustees (the “Board”) of New Age Alpha Trust (the “Trust”) held on November 18, 2020, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the proposed Investment Advisory Agreement between the Trust, on behalf of AVDR US LargeCap Leading ETF, AVDR US LargeCap ESG ETF and AVDR Quality High Yield Corporate Bond ETF (each, a “Fund” and collectively, the “Funds”), each a series of the Trust, and New Age Alpha Advisors, LLC (“New Age Alpha” or the “Adviser”)(the “Advisory Agreement”). The Board further considered the approval of the proposed Investment Sub-Advisory Agreement between New Age Alpha and Vident Investment Advisory, LLC (“Vident” or the “Sub-Adviser”) with respect to AVDR US LargeCap Leading ETF and AVDR US LargeCap ESG ETF (each, an “Equity Fund” and collectively, the “Equity Funds”)(the “Sub-Advisory Agreement”).

Based on their evaluation of the information provided by each of New Age Alpha and Vident, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Advisory Agreement and the Sub-Advisory Agreement.

In advance of the Meeting, the Board requested and received materials to assist them in considering the Advisory Agreement and the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Advisory Agreement and the Sub-Advisory Agreement, a memorandum prepared by the Independent Trustees’ outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement and the Sub-Advisory Agreement and comparative information relating to the advisory fees and other expenses of each Fund. The materials also included materials relating to New Age Alpha and Vident (including questionnaires completed by each of New Age Alpha and Vident, the Form ADV for each of New Age Alpha and Vident, select financial information for each of New Age Alpha and Vident, and information regarding the background and experience of New Age Alpha’s and Vident’s key management and investment advisory personnel) and other pertinent information. At the Meeting, the Independent Trustees were advised by legal counsel that is experienced in Investment Company Act of 1940 matters and independent of fund management, and the Independent Trustees met with such legal counsel separately from fund management.

Advisory Agreement

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Advisory Agreement with respect to each Fund. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement with respect to each Fund and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

In considering the approval of the Advisory Agreement with respect to each Fund, the Board reviewed and analyzed various factors that it determined were relevant, including, but not limited to, the factors enumerated below.

Nature, Extent, and Quality of Services. The Board examined the nature, extent, and quality of the services to be provided by the Adviser to the Funds. The Board reviewed the information presented in the Adviser’s memorandum, including a copy of the Adviser’s current Form ADV and information regarding the Adviser’s organizational structure and the personnel who will be servicing each Fund. The Board considered the responsibilities the Adviser would have under the Advisory Agreement. The Board noted that the Adviser’s services were extensive, including, but not limited to, creating, maintaining, and updating indices; creating, maintaining, and updating the Human Factor methodology; pre-trade and post-trade compliance services; and oversight of Vident. The Board also considered that the Trust’s President is an employee of the Adviser and would serve the Trust without additional compensation. The Board also evaluated the investment management experience of the Adviser. In particular, the Board considered the Advisory personnel’s prior experience and track record managing and operating registered investment companies. The Board discussed with the Adviser the investment strategy for each Fund, the relevance of each strategy, and how the Adviser intended to implement the investment strategies.

The Trustees discussed the nature of the Adviser’s operations and the quality of the Adviser’s compliance infrastructure, noting that the Adviser had hired an outside compliance consulting firm, Joot, to assist in the development of the Trust’s compliance program and to provide compliance support for the Adviser. Additionally, the Board received satisfactory responses from the representatives of the Adviser with respect to a variety of matters, including, among others, legal and regulatory matters, potential conflicts of interest and trade allocation.

The Board discussed the capitalization of the Adviser and concluded that the principals of the Adviser have sufficient resources to financially support the Funds and execute on the business plan related to the Funds. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Funds are expected to be satisfactory and adequate.

Performance. The Board considered that each Fund is newly formed and as such does not have a record of prior performance to submit at the Meeting. The Board considered that each Fund’s investment strategy, under normal circumstances, should generate capital appreciation for its shareholders. The Board noted that the Adviser provided performance information for the index to be utilized by each Fund and acknowledged that index performance is not an accurate indicator of how a Fund will perform because it does not include fees and expenses and does not represent actual performance. The Board also took into consideration the background and experience of the prospective portfolio managers and the fact that the Adviser will retain Vident as a sub-advisor for each Equity Fund. The Board concluded, despite a lack of comparative data, that based on each Fund’s investment strategy and the Adviser’s presentation, that the Adviser should be able to fulfill each Fund’s investment mandate.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by the Adviser, the Board considered the proposed management fees. The Board reviewed a report prepared by Broadridge showing a comparison of each Fund’s advisory fee and total expense ratio versus each Fund’s Morningstar category and Broadridge selected peer group. The Board further noted that the Adviser had researched its peers and that the Adviser noted that the proposed fee is incrementally higher than certain peer groups, in part, because it believes that the level of services being provided by the Adviser are more expansive than the services being provided by other passively managed index fund managers that may charge a lower fee, but simply seek to approximate the performance of a broad-based securities Index, and, therefore, that the Adviser’s level of service justifies a higher fee.

The Board also noted that the Adviser is seeking No-Action Relief from the SEC Staff to allow it to implement the “No Alpha, No Fee” program and that, if the relief is granted by the Staff, the Adviser proposes to waive investment advisory fees for each Equity Fund if it experiences negative performance versus the Equity Fund’s designated broad-based securities market index benchmark in each of the three months of a calendar quarter. The Board further noted that the amount of the waiver would be equal to 100% of the quarterly advisory fee paid by an Equity Fund for the calendar quarter. While the Board noted the possibility that the Adviser’s entire advisory fee could be waived in any quarter, the Board did not consider this as a factor in setting the advisory fee for each Fund. In setting the advisory fee, the Board considered the reasonableness of the 0.40% fee without regard to whether the Adviser might be required to waive its fee under the proposed “No Alpha, No Fee” fee waiver.

The Board also discussed that the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for each Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired fund fees and expenses (if any)) do not exceed 0.60% of the average daily net assets of each Fund through the two-year anniversary of each Fund’s launch.

Although no one factor was determinative in the Board’s analysis, the Advisor’s use of its proprietary Indexes, the Advisor’s use of its H-factor algorithm, and the Advisor’s willingness to enter into an expense limitation agreement, among other things, led to the reasonableness of an advisory fee that is higher than advisory fees charged by other Funds that simply use a passive broad-based index strategy. Based on these considerations and other factors, the Board concluded that the management fee of 0.40% of each Fund’s average daily net assets proposed to be charged by the Adviser was not unreasonable for the services to be provided under the Advisory Agreement.

Profitability. The Board considered the level of profits that could be expected to accrue to the Adviser with respect to each Fund, and considered information pertaining to the Adviser’s financial condition and commitment to the operation of the Funds. The Board noted that the Adviser agreed to enter into an expense limitation agreement, that the Adviser would pay Vident from its own profits, that the Adviser would not receive 12b-1 fees or shareholder servicing fees, and that there were no other financial benefits to the Adviser or its related persons. The Board also noted that the Adviser did not expect to accrue a profit during the first twelve months of the Funds’ operations. With respect to the Adviser, the Board concluded that based on the services provided and the projected growth of the Funds, the advisory fees and anticipated profits from the Adviser’s relationship with the Funds were not excessive and not unreasonable to each Fund.

Economies of Scale. The Board considered whether the Adviser would realize economies of scale with respect to its management of the Funds. The Board noted that economies of scale were not a relevant consideration at this time and the Adviser would revisit whether economies of scale exist in the future once the Funds have achieved sufficient scale.

Fall- out Benefits. Because of its relationship with the Funds, the Adviser and its affiliates may receive certain benefits. The Board noted that the Adviser did not anticipate any material fallout benefits at this stage.

Conclusion. The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the Advisory Agreement, with the Independent Trustees having met in an executive session and having been advised by independent legal counsel throughout the process, and noting that no one factor was determinative, determined that the approval of the Advisory Agreement for an initial two-year term is in the best interests of the Funds and their future shareholders.

Sub-Advisory Agreement

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Sub-Advisory Agreement. In addition to the materials described above, the Board reviewed, among other things: (i) the nature and quality of the investment advisory services to be provided by Vident, including the experience and qualifications of the personnel providing such services; (ii) the investment strategies and style of investing of Vident; (iii) Vident’s financial condition, history of operations and ownership structure; (iv) the costs of the services to be provided and profits to be realized by Vident and its affiliates from the relationship with the Equity Funds; (v) the extent to which economies of scale would be realized as each Equity Fund grows; and (vi) whether fee levels reflect these economies of scale for the benefit of each Equity Fund’s shareholders.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement with respect to each Equity Fund and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

In considering the approval of the Sub-Advisory Agreement with respect to each Equity Fund, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services provided by Vident, the Board noted the experience of the portfolio management and research personnel of Vident, including its experience managing various types of strategies for ETFs. The Board discussed the financial condition of Vident and reviewed supporting materials. The Board reviewed the presentation materials prepared by Vident describing its investment process. The Board discussed Vident’s compliance structure and Vident’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust represented that Vident’s policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board concluded that Vident had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided to the Equity Funds were satisfactory.

Performance. The Board considered that each Equity Fund is newly formed and as such does not have a record of prior performance to submit at the Meeting. The Board considered that each Equity Fund’s investment strategy, under normal circumstances, should generate capital appreciation for its shareholders. The Board also took into consideration the background and experience of the prospective portfolio managers. The Board concluded, despite a lack of comparative data, that based on each Equity Fund’s investment strategy and the Sub-Adviser’s presentation, that the Sub-Adviser should be able to fulfill each Equity Fund’s investment mandate.

Fees and Expenses. As to the costs of the services provided by Vident, the Board discussed the sub-advisory fees and considered that Vident would be paid by New Age Alpha out of its advisory fee and not by the respective Equity Funds. The Board also looked at the advisory fee split between New Age Alpha and Vident and concluded that the sub-advisory fees to be paid to Vident were reasonable in light of the quality of the services performed by it. The Board also considered, based on statements made and information provided by New Age Alpha and Vident, that the Sub-Advisory Agreement was negotiated at arm’s-length between New Age Alpha and Vident.

Profitability. The Board considered the level of profits that could be expected to accrue to the Sub-Adviser with respect to each Equity Fund, and considered information pertaining to the Sub-Adviser’s financial condition and commitment to the operation of the Equity Funds. The Board noted that the Sub-Adviser did not expect to accrue a profit during the first twelve months of the Equity Funds’ operations. Other than its fee, the Board noted that there were no other anticipated financial benefits that would accrue to the Sub-Adviser or its affiliates. With respect to the Sub-Adviser, the Board concluded that based on the services provided and the projected growth of the Equity Funds, anticipated profits from the Sub-Adviser’s relationship with the Equity Funds were not excessive and not unreasonable to each Equity Fund.

Economies of Scale. The Board noted that the sub-advisory fees would not be paid by the Equity Funds, therefore the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Equity Funds’ assets increase and rather determined the economies of scale would be evaluated as part of looking at the advisory fees paid to the Adviser.

Conclusion. The Board, having requested and received such information from the Sub-Adviser as it believed reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, with the Independent Trustees having met in an executive session and having been advised by independent legal counsel throughout the process, and noting that no one factor was determinative, determined that approval of the Sub-Advisory Agreement for an initial two-year term is in the best interests of the Equity Funds and their future shareholders.

AVDR ETFs
EXPENSE EXAMPLES (Unaudited)
May 31, 2021

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from December 29, 2020 (commencement of Funds’ operations) to May 31, 2021 (the ’‘period’’).

Actual Expenses

The “Actual Expenses” lines in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds’ and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	12/29/20	5/31/21	12/29/20-5/31/21*	12/29/20-5/31/21
AVDR US LargeCap ESG ETF	$1,000.00	$1,147.60	$2.70	0.60%
AVDR US LargeCap Leading ETF	1,000.00	1,162.00	2.72	0.60%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	12/1/20	5/31/21	12/1/20-5/31/21**	12/1/20-5/31/21
AVDR US LargeCap ESG ETF	$1,000.00	$1,021.94	$3.02	0.60%
AVDR US LargeCap Leading ETF	1,000.00	1,021.94	3.02	0.60%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (153) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number in the fiscal year (365).

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-844-798-3833 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
New Age Alpha Advisors, LLC
555 Theodore Fremd Avenue, Suite A101
Rye, New York 10580

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

AVDR-SAR21

(b)	Not Applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Richard Butt, Timothy Driscoll, and Jeremy May.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Age Alpha Trust

By (Signature and Title)

/s/Keith Kemp

Keith Kemp, Principal Executive Officer

Date 8/2/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Keith Kemp

Keith Kemp, Principal Executive Officer

Date 8/2/2021

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer

Date 8/2/2021